Taxes Recoverable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Recoverable [Abstract]
Taxes recoverable

	December 31,
Description	2024	2023

Social Integration Program ("PIS") and Contribution to Social Security Financing ("COFINS")	76,420	73,029
Income taxes	317	8,315
Tax on the Circulation of Goods and Services ("ICMS")	53,018	19,940
Withholding income tax	114,454	121,216
Allowance for withheld taxes losses	(4,972)	(3,875)
Others	850	808
	240,087	219,433
Current	203,951	219,433
Non-current	36,136	—